Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	2023	2022
Cash at bank and on hand	179,068	146,242
Short-term bank deposits	160,713	84,411
	339,781	230,653